Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Additional Paid-in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Diplomat Pharmacy, Inc. Shareholders' Equity (Deficit) USD ($)	Noncontrolling Interest USD ($)	Common shares USD ($)	Class A Voting Common Stock	Class B Nonvoting Common Stock USD ($)	Class C Voting Common Stock	Total USD ($)
Balance at the beginning of the year at Dec. 31, 2011	$ 2,898	$ (32,993)	$ (30,091)				$ 4		$ (30,091)
Balance at the beginning of the year (in shares) at Dec. 31, 2011						1,657,500	31,492,500
Changes in shareholders' deficit
Net income (loss)		(2,639)	(2,639)						(2,639)
Redemption of stock options	(513)	(1,953)	(2,466)						(2,466)
Share-based compensation expense	915		915						915
Shareholder distributions		(17,281)	(17,281)						(17,281)
Balance at the end of the year at Dec. 31, 2012	3,300	(54,866)	(51,562)				4		(51,562)
Balance at the end of the year (in shares) at Dec. 31, 2012						1,657,500	31,492,500
Changes in shareholders' deficit
Net income (loss)		(26,120)	(26,120)						(26,120)
Share-based compensation expense	886		886						886
Shareholder distributions		(986)	(986)						(986)
Balance at the end of the year at Dec. 31, 2013	4,186	(81,972)	(77,782)				4		(77,782)
Balance at the end of the year (in shares) at Dec. 31, 2013						1,657,500	31,492,500	0
Changes in shareholders' deficit
Net income (loss)		4,776	4,776	(225)					4,551
Reclassification of S Corporation accumulated deficit	(82,550)	82,550
Redemption of shares of common stock	(47,726)		(47,726)						(47,726)
Redemption of shares of common stock (in shares)							(2,850,407)
Removal of common stock redemption features	7,116		7,116						7,116
Removal of common stock redemption features (in shares)							425,000
Redemption of stock options	(9,400)		(9,400)						(9,400)
Issuance of shares of Class B common stock as partial consideration in acquisition of MedPro Rx, Inc.	12,000		12,000						12,000
Issuance of shares of Class B common stock as partial consideration in acquisition of MedPro Rx, Inc.(in shares)							716,695
Issuance of shares of Class B common stock in connection with termination of existing stock redemption agreement	4,842		4,842						4,842
Issuance of shares of Class B common stock in connection with termination of existing stock redemption agreement (in shares)							372,486
Capital investments in subsidiary by noncontrolling shareholders				4,804					4,804
Share-based compensation expense	2,871		2,871						2,871
Excess tax benefits related to share-based awards	3,689		3,689						3,689
Proceeds from initial public offering, net of issuance costs	130,440		130,440						130,440
Proceeds from initial public offering, net of issuance cost (in shares)					11,000,000
Series A Preferred Stock (note 14)			101,815		101,815				101,815
Series A Preferred Stock (note 14) (in shares)					6,211,356
Conversion of shares of common stock			31,507		31,507				31,507
Conversion of shares of common stock (in shares)					2,423,616
Class A and B common stock					4		(4)
Class A and B common stock (in shares)					31,813,774	(1,657,500)	(30,156,274)
Reclassification of capital	(15,575)				15,575
Restricted stock awards (in shares)					8,277
Balance at the end of the year at Dec. 31, 2014	$ 9,893	$ 5,354	$ 164,148	$ 4,579	$ 148,901				$ 168,727
Balance at the end of the year (in shares) at Dec. 31, 2014					51,457,023			0	51,457,023